Stock Incentive and Employee Benefit Plan - Schedule of estimate stock-based compensation on the date of grant for stock options and ESPP (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	91.00%	109.00%
Term of options (in years)	2 years 1 month 9 days	2 years 10 months 9 days
Black-Scholes Option Pricing Method [Member] | Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	98.45%
Term of options (in years)	6 years 3 months
Black-Scholes Option Pricing Method [Member] | Stock Options [Member] | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		72.00%
Risk-free interest rate, minimum		3.79%
Term of options (in years)		3 years
Black-Scholes Option Pricing Method [Member] | Stock Options [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		119.08%
Risk-free interest rate, maximum		4.71%
Term of options (in years)		6 years 3 months 18 days
Black-Scholes Option Pricing Method [Member] | Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		0.00%
Expected volatility		129.30%
Risk-free interest rate, maximum		5.39%
Term of options (in years)		6 months